UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Templeton Global Bond Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 30, 2017.
Country	Percentage of Fund Investments
Mexico	21.77%
United States	17.84
Brazil	13.70
Indonesia	8.38
India	8.10
South Korea	5.41
Argentina	5.11
Thailand	4.89
Columbia	4.28
Philippines	3.54
South Africa	1.73
Serbia	1.66
Ukraine	1.48
Ghana	1.14
Peru	0.97
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,030.10	$4.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
Investor Class
Actual	$1,000.00	$1,026.70	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Institutional Class and 1.21% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Argentine Bonos del Tesoro
289,000	ARS, 22.75%, 03/05/2018	$ 17,470
4,875,000	ARS, 21.20%, 09/19/2018	295,388
89,466,000	ARS, 18.20%, 10/03/2021	5,699,915
3,215,000	ARS, 21.00%, 04/03/2022(b)	186,920
27,319,000	ARS, 16.00%, 10/17/2023	1,768,089
130,304,000	ARS, 15.50%, 10/17/2026	8,716,047
	Brazil Letras do Tesouro Nacional(d)
22,700 (c)	BRL, 0.00%, 07/01/2019	5,749,872
12,537 (c)	BRL, 0.00%, 07/01/2020	2,856,793
	Brazil Notas do Tesouro Nacional Series B, Index Linked(e)
161 (c)	BRL, 6.00%, 05/15/2019	148,195
1,247 (c)	BRL, 6.00%, 08/15/2022	1,139,361
1,384 (c)	BRL, 6.00%, 05/15/2023	1,266,298
250 (c)	BRL, 6.00%, 08/15/2024	230,306
490 (c)	BRL, 6.00%, 05/15/2045	456,477
	Brazil Notas do Tesouro Nacional Series F
2,120 (c)	BRL, 10.00%, 01/01/2019	649,086
31,320 (c)	BRL, 10.00%, 01/01/2021	9,437,250
41,897 (c)	BRL, 10.00%, 01/01/2023	12,454,475
27,055 (c)	BRL, 10.00%, 01/01/2025	7,944,648
8,299 (c)	BRL, 10.00%, 01/01/2027	2,418,832
	Colombia Government International Bond
266,000,000	COP, 7.75%, 04/14/2021	93,348
41,000,000	COP, 4.38%, 03/21/2023	12,515
64,000,000	COP, 9.85%, 06/28/2027	26,927
813,000,000	Colombian Titulos De Tesoreria COP, 7.00%, 06/30/2032	266,289
	Colombian Treasury Bond
572,000,000	COP, 11.25%, 10/24/2018	202,920
327,000,000	COP, 5.00%, 11/21/2018	107,554
454,000,000	COP, 7.00%, 09/11/2019	154,155
1,035,000,000	COP, 11.00%, 07/24/2020	390,354
1,189,000,000	COP, 7.00%, 05/04/2022	407,355
4,456,000,000	COP, 10.00%, 07/24/2024	1,776,850
8,723,200,000	COP, 7.50%, 08/26/2026	3,050,455
4,621,700,000	COP, 6.00%, 04/28/2028	1,440,626
15,835,100,000	COP, 7.75%, 09/18/2030	5,620,169
	Ghana Government Bond
50,000	GHC, 21.50%, 03/09/2020	12,050
50,000	GHC, 24.75%, 03/01/2021	13,108
50,000	GHC, 24.50%, 06/21/2021	13,144
50,000	GHC, 24.75%, 07/19/2021	13,302
1,930,000	GHC, 18.75%, 01/24/2022	445,431
1,930,000	GHC, 19.75%, 03/25/2024	465,159
5,790,000	GHC, 19.00%, 11/02/2026	1,384,656
5,790,000	GHC, 19.75%, 03/15/2032	1,385,942
	India Government Bond
182,000,000	INR, 8.79%, 11/08/2021	3,034,185
109,000,000	INR, 8.20%, 02/15/2022	1,785,821
484,000,000	INR, 8.15%, 06/11/2022	7,930,449
182,000,000	INR, 8.08%, 08/02/2022	2,975,072
362,000,000	INR, 8.83%, 11/25/2023	6,183,276
281,000,000	INR, 7.68%, 12/15/2023	4,555,993
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Indonesia Treasury Bond
21,388,000,000	IDR, 7.88%, 04/15/2019	$ 1,645,327
10,000,000,000	IDR, 11.50%, 09/15/2019	824,559
26,549,000,000	IDR, 11.00%, 11/15/2020	2,252,510
515,000,000	IDR, 12.80%, 06/15/2021	46,856
8,357,000,000	IDR, 8.25%, 07/15/2021	660,285
2,198,000,000	IDR, 7.00%, 05/15/2022	167,067
3,887,000,000	IDR, 12.90%, 06/15/2022	366,552
257,000,000	IDR, 10.25%, 07/15/2022	22,046
2,419,000,000	IDR, 5.63%, 05/15/2023	170,417
52,449,000,000	IDR, 8.38%, 03/15/2024	4,272,367
145,011,000,000	IDR, 8.38%, 09/15/2026	12,001,313
2,400,000,000	IDR, 12.00%, 09/15/2026	241,012
10,314,000,000	IDR, 7.00%, 05/15/2027	783,564
212,000,000	IDR, 10.00%, 02/15/2028	19,245
635,000,000	IDR, 6.13%, 05/15/2028	44,236
8,099,000,000	IDR, 9.00%, 03/15/2029	692,053
1,440,000,000	IDR, 10.50%, 08/15/2030	136,084
17,784,000,000	IDR, 8.75%, 05/15/2031	1,504,521
18,670,000,000	IDR, 8.38%, 03/15/2034	1,508,032
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,398,169
	Korea Treasury Bond
4,129,700,000	KRW, 2.00%, 03/10/2021	3,629,526
1,246,000,000	KRW, 4.25%, 06/10/2021	1,187,175
976,300,000	KRW, 1.38%, 09/10/2021	836,047
13,752,000,000	KRW, 1.88%, 03/10/2022	12,003,089
	Mexican Bonos
636,000 (f)	MXP, 7.75%, 12/14/2017	3,515,938
2,200,300 (f)	MXP, 4.75%, 06/14/2018	11,881,347
261,500 (f)	MXP, 8.50%, 12/13/2018	1,473,708
2,625,700 (f)	MXP, 5.00%, 12/11/2019	13,941,908
	Mexican Udibonos, Index Linked(e)
10,480 (g)	MXP, 3.50%, 12/14/2017	333,792
7,210 (g)	MXP, 4.00%, 06/13/2019	232,209
5,670 (g)	MXP, 2.50%, 12/10/2020	176,194
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,154,535
	Philippines Government Bond
9,260,000	PHP, 5.88%, 01/31/2018	186,352
106,499,000	PHP, 2.13%, 05/23/2018	2,094,292
37,900,000	PHP, 5.00%, 08/18/2018	764,474
422,060,000	PHP, 3.88%, 11/22/2019	8,374,620
2,130,000	PHP, 3.38%, 08/20/2020	41,432
	Republic of Serbia(h)
410,000	5.25%, 11/21/2017	414,743
610,000	4.88%, 02/25/2020	635,509
3,780,000	7.25%, 09/28/2021	4,366,429
	Republic of South Africa Government Bond
11,196,000	ZAR, 10.50%, 12/21/2026	949,130
15,836,000	ZAR, 8.00%, 01/31/2030	1,094,684
11,344,000	ZAR, 7.00%, 02/28/2031	709,184
20,368,000	ZAR, 8.25%, 03/31/2032	1,403,842
8,942,000	ZAR, 8.88%, 02/28/2035	634,662
10,065,000	ZAR, 6.25%, 03/31/2036	542,219
4,841,000	ZAR, 8.50%, 01/31/2037	328,805

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
520,000,000	Thailand Government Bond THB, 3.88%, 06/13/2019	$ 15,980,042
	Ukraine Government International Bond(h)
1,010,000	7.75%, 09/01/2025	986,738
1,016,000	7.75%, 09/01/2026	988,182
1,220,000	7.75%, 09/01/2027	1,181,692
4,316,000	0.00%, 05/31/2040(b)	1,676,162
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 62.23% (Cost $222,994,539)		$230,657,403
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 10.80%
	Colombian TES Corto Plazo
312,000,000	COP, 4.70%, 12/12/2017	100,249
356,000,000	COP, 5.50%, 03/13/2018	112,478
648,000,000	Colombian Titulos De Tesoreria COP, 0.63%, 09/12/2017	212,364
	Mexico Cetes
4,006,580 (f)	MXP, 17.54%, 07/06/2017	2,201,287
8,266,840 (f)	MXP, 8.11%, 07/20/2017	4,534,886
14,114,940 (f)	MXP, 6.77%, 08/03/2017	7,727,976
825,210 (f)	MXP, 8.14%, 08/17/2017	449,814
1,522,310 (f)	MXP, 7.00%, 08/24/2017	830,031
2,039,510 (f)	MXP, 7.07%, 08/31/2017	1,110,255
6,634,340 (f)	MXP, 7.21%, 09/14/2017	3,601,470
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
906,290 (f)	MXP, 7.15%, 09/28/2017	$ 490,789
3,218,930 (f)	MXP, 7.18%, 10/12/2017	1,737,597
4,218,370 (f)	MXP, 7.20%, 10/26/2017	2,270,732
7,863,380 (f)	MXP, 7.33%, 11/09/2017	4,220,824
5,563,660 (f)	MXP, 7.09%, 11/23/2017	2,979,905
3,508,980 (f)	MXP, 7.26%, 12/07/2017	1,874,156
1,509,030 (f)	MXP, 7.26%, 01/04/2018	801,105
326,940 (f)	MXP, 7.28%, 02/01/2018	172,606
1,669,770 (f)	MXP, 7.35%, 03/01/2018	876,667
7,030,060 (f)	MXP, 7.33%, 04/26/2018	3,650,576
3,930,000	Philippines Treasury Bills PHP, 2.74%, 09/27/2017	77,372
		40,033,139
U.S. Government Agency Bonds and Notes — 15.07%
55,855,000	Federal Home Loan Bank 0.57%, 07/03/2017	55,853,269
SHORT TERM INVESTMENTS — 25.87% (Cost $94,462,360)		$ 95,886,408
TOTAL INVESTMENTS — 88.10% (Cost $317,456,899)		$326,543,811
OTHER ASSETS & LIABILITIES, NET — 11.90%		$ 44,105,836
TOTAL NET ASSETS — 100.00%		$370,649,647

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	Principal amount of the security is adjusted for inflation.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $10,547,605 and $10,249,455, respectively, representing 2.77% of net assets.
At June 30, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	540,028	EUR	477,331	September 2017	$(7,150)
BA	USD	13,534,924	EUR	12,197,230	August 2017	(432,032)
BA	USD	5,402,015	EUR	4,983,531	July 2017	(296,835)
BA	USD	649,217	JPY	70,490,000	April 2018	13,233
BA	USD	4,487,852	JPY	493,336,325	May 2018	29,085
BB	USD	3,221,447	EUR	2,826,237	September 2017	(21,504)
BB	USD	1,096,869	EUR	974,263	August 2017	(16,607)
BB	USD	3,039,569	JPY	340,613,110	September 2017	262
BB	USD	550,546	JPY	59,530,000	October 2017	18,358
BB	USD	1,884,037	JPY	207,960,000	February 2018	14,419
BB	USD	5,566,200	JPY	623,970,000	July 2017	14,485
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	2,266,349	JPY	244,863,000	August 2017	$83,546
CIT	INR	4,940,000	USD	75,236	December 2017	(248)
CIT	MXP	167,000,000	JPY	975,273,320	December 2017	(93,482)
CIT	USD	6,868,230	AUD	9,224,800	March 2018	(199,041)
CIT	USD	31,872	EUR	28,380	September 2017	(669)
CIT	USD	6,317,272	EUR	5,779,814	July 2017	(294,834)
CIT	USD	5,229,261	EUR	4,790,945	August 2017	(255,782)
CIT	USD	1,279,224	JPY	141,415,000	March 2018	5,064
CIT	USD	113,244	JPY	12,300,000	April 2018	2,298
CIT	USD	1,422,446	JPY	158,569,300	May 2018	(10,461)
CIT	USD	1,481,919	JPY	161,870,000	June 2018	16,667
CIT	USD	3,850,978	JPY	416,256,258	November 2017	125,255
CIT	USD	3,599,639	JPY	398,324,000	December 2017	29,857
CIT	USD	1,969,924	JPY	217,408,000	February 2018	15,028
CIT	USD	1,364,022	JPY	143,750,000	July 2017	84,474
CIT	USD	575,554	JPY	64,770,000	August 2017	(1,500)
CIT	USD	935,181	KRW	1,046,000,000	October 2017	20,425
CIT	USD	2,724,442	KRW	3,083,000,000	November 2017	26,730
CIT	USD	1,217,230	KRW	1,394,000,000	September 2017	(1,282)
DB	CLP	145,878,822	USD	220,712	July 2017	(1,091)
DB	INR	88,833,000	USD	1,366,426	July 2017	4,257
DB	INR	48,853,500	USD	752,218	August 2017	48
DB	INR	18,408,000	USD	283,462	September 2017	(1,051)
DB	INR	5,653,000	USD	85,639	October 2017	700
DB	USD	22,649,019	EUR	20,716,858	July 2017	(1,050,226)
DB	USD	12,621,804	EUR	11,515,593	August 2017	(561,706)
DB	USD	226,585	JPY	25,220,000	February 2018	(233)
DB	USD	515,189	JPY	56,915,000	March 2018	2,408
DB	USD	1,217,659	JPY	132,200,000	April 2018	25,218
DB	USD	4,928,055	JPY	537,430,000	June 2018	63,097
DB	USD	652,003	JPY	69,943,000	November 2017	25,815
DB	USD	1,953,797	JPY	216,473,441	July 2017	27,065
DB	USD	1,619,082	JPY	159,757,000	August 2017	195,265
DB	USD	682,233	JPY	77,085,000	September 2017	(5,346)
DB	USD	2,016,383	KRW	2,240,000,000	May 2018	49,739
DB	USD	2,014,182	KRW	2,244,000,000	December 2017	49,353
GS	CLP	47,000,000	USD	71,158	July 2017	(382)
GS	USD	760,466	EUR	704,000	July 2017	(44,578)
GS	USD	2,367,227	EUR	2,154,816	August 2017	(99,837)
GS	USD	642,969	JPY	72,750,000	November 2017	(8,147)
GS	USD	1,206,522	JPY	137,159,000	July 2017	(14,143)
GS	USD	1,502,559	JPY	168,946,270	August 2017	(2,753)
GS	USD	3,087,319	KRW	3,495,000,000	September 2017	32,988
HSB	INR	800,667,000	USD	12,284,275	July 2017	83,730
HSB	INR	92,783,000	USD	1,424,800	August 2017	3,161
HSB	INR	15,138,500	USD	231,193	November 2017	(341)
HSB	USD	944,584	EUR	839,000	September 2017	(17,562)
HSB	USD	4,321,545	EUR	4,037,318	July 2017	(292,138)
HSB	USD	1,795,876	EUR	1,623,934	August 2017	(63,295)
HSB	USD	415,219	JPY	46,600,000	March 2018	(4,277)
HSB	USD	1,556,747	JPY	171,317,700	May 2018	8,505
HSB	USD	2,504,890	JPY	268,900,000	June 2018	71,054
HSB	USD	1,024,210	JPY	103,138,000	September 2017	104,633
HSB	USD	2,407,273	JPY	264,800,000	October 2017	41,601
HSB	USD	165,617	JPY	18,251,000	November 2017	2,168
HSB	USD	3,302,800	JPY	359,550,000	December 2017	80,318
HSB	USD	2,040,433	JPY	226,231,000	February 2018	5,143
HSB	USD	4,937,358	JPY	523,943,132	July 2017	272,409
HSB	USD	1,411,897	JPY	139,213,000	August 2017	171,208
HSB	USD	6,517,208	KRW	7,442,000,000	October 2017	8,729
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	USD	2,474,623	KRW	2,767,000,000	November 2017	$52,902
HSB	USD	4,124,145	KRW	4,704,000,000	July 2017	14,878
HSB	USD	9,503,415	KRW	10,704,000,000	August 2017	153,359
HSB	USD	11,699,151	KRW	13,193,000,000	September 2017	167,168
JPM	IDR	23,720,000,000	AUD	2,367,502	November 2017	(91,657)
JPM	IDR	19,419,555,300	USD	1,417,486	September 2017	25,063
JPM	IDR	55,542,800,000	USD	4,086,133	October 2017	22,179
JPM	IDR	47,000,000,000	USD	3,386,167	May 2018	11,127
JPM	INR	45,583,000	USD	698,525	July 2017	4,997
JPM	INR	45,040,000	USD	694,201	August 2017	(1,408)
JPM	INR	4,324,000	USD	66,076	November 2017	(94)
JPM	USD	19,597,719	AUD	26,284,000	March 2018	(537,831)
JPM	USD	2,993,485	AUD	4,061,000	November 2017	(122,076)
JPM	USD	1,909,540	EUR	1,695,417	September 2017	(35,010)
JPM	USD	19,201,008	EUR	17,976,106	July 2017	(1,345,393)
JPM	USD	6,212,149	EUR	5,617,585	August 2017	(220,039)
JPM	USD	883,920	JPY	98,600,000	March 2018	(3,636)
JPM	USD	10,432,302	JPY	1,119,350,600	April 2018	330,030
JPM	USD	575,774	JPY	62,827,000	May 2018	7,921
JPM	USD	127,370	JPY	14,034,000	September 2017	2,071
JPM	USD	3,968,534	JPY	422,425,000	October 2017	194,142
JPM	USD	1,073,424	JPY	116,715,000	November 2017	28,799
JPM	USD	1,968,298	JPY	219,790,000	December 2017	(1,839)
JPM	USD	486,330	JPY	54,095,000	January 2018	460
JPM	USD	2,923,315	JPY	322,941,000	February 2018	19,502
JPM	USD	6,243,949	JPY	693,700,000	July 2017	71,140
JPM	USD	6,945,752	JPY	740,112,000	August 2017	350,857
MS	USD	2,898,006	EUR	2,572,500	September 2017	(52,832)
MS	USD	340,995	JPY	38,040,000	September 2017	1,432
MS	USD	262,624	JPY	28,500,000	December 2017	7,112
SAH	USD	457,351	EUR	420,000	July 2017	(22,787)
SAH	USD	2,584,904	EUR	2,313,692	August 2017	(65,620)
SAH	USD	485,618	JPY	54,379,000	May 2018	(5,700)
SAH	USD	386,835	JPY	42,690,000	October 2017	5,431
SAH	USD	876,611	JPY	96,686,500	November 2017	10,917
SAH	USD	532,042	JPY	59,860,000	July 2017	(685)
SAH	USD	1,863,481	JPY	207,930,000	August 2017	11,422
UBS	USD	596,495	EUR	529,516	September 2017	(10,495)
UBS	USD	3,155,386	EUR	2,961,330	July 2017	(230,141)
UBS	USD	1,639,508	EUR	1,466,990	August 2017	(40,625)
					Net Depreciation	$(3,265,694)
At June 30, 2017, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	2.79%	3-month USD BBA LIBOR	$ 8,350,000	March 31, 2024	$(372,025)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(149,727)
Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	133,753
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	125,544
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	72,883
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	22,301
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	18,443
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	48,045
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	35,058
Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	36,651
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(750,316)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	2.38%	3-month USD BBA LIBOR	$10,200,000	November 18, 2046	$ 317,987
Receive	2.79%	3-month USD BBA LIBOR	7,200,000	March 13, 2047	(402,959)
Receive	2.54%	3-month USD BBA LIBOR	10,800,000	April 13, 2047	(20,644)
				Net Depreciation	$(885,006)
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro Dollar
GHC	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Summary of Investments by Country as of June 30, 2017.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 71,085,773	21.77%
United States	58,251,438	17.84
Brazil	44,751,593	13.70
Indonesia	27,358,046	8.38
India	26,464,795	8.10
South Korea	17,655,837	5.41
Argentina	16,683,829	5.11
Thailand	15,980,042	4.89
Columbia	13,962,092	4.28
Philippines	11,551,058	3.54
South Africa	5,662,527	1.73
Serbia	5,416,681	1.66
Ukraine	4,832,773	1.48
Ghana	3,732,792	1.14
Peru	3,154,535	0.97
Total	$326,543,811	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Templeton Global Bond Fund
ASSETS:
Investments in securities, fair value(a)	$326,543,811
Cash	7,114,086
Cash denominated in foreign currencies, fair value(b)	29,752
Margin deposits	1,920,000
Dividends and interest receivable	4,303,754
Subscriptions receivable	258,240
Receivable for investments sold	27,566,401
Variation margin on centrally cleared swaps	6,749,658
Unrealized appreciation on forward foreign currency contracts	3,683,793
Total Assets	378,169,495
LIABILITIES:
Payable for investments purchased	84,601
Payable for director fees	789
Payable for other accrued fees	42,191
Payable for shareholder services fees	15,083
Payable to investment adviser	141,876
Redemptions payable	285,821
Unrealized depreciation on forward foreign currency contracts	6,949,487
Total Liabilities	7,519,848
NET ASSETS	$370,649,647
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,060,215
Paid-in capital in excess of par	368,338,064
Net unrealized appreciation	4,851,796
Overdistributed net investment income	(26,218,313)
Accumulated net realized gain	19,617,885
NET ASSETS	$370,649,647
NET ASSETS BY CLASS
Investor Class	$52,850,342
Institutional Class	$317,799,305
CAPITAL STOCK:
Authorized
Investor Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	6,280,703
Institutional Class	34,321,445
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.41
Institutional Class	$9.26
(a) Cost of investments	$317,456,899
(b) Cost of cash denominated in foreign currencies	$29,862
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Templeton Global Bond Fund
INVESTMENT INCOME:
Interest	$9,017,269
Income from securities lending	343
Foreign withholding tax	(366,045)
Total Income	8,651,567
EXPENSES:
Management fees	1,464,474
Shareholder services fees – Investor Class	91,826
Audit and tax fees	13,187
Custodian fees	56,793
Director's fees	789
Legal fees	646
Pricing fees	2,560
Registration fees	4,320
Shareholder report fees	1,671
Transfer agent fees	1,430
Other fees	11,033
Total Expenses	1,648,729
Less amount waived by investment adviser	34,155
Net Expenses	1,614,574
NET INVESTMENT INCOME	7,036,993
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(2,737,304)
Net realized gain on interest rate swaps	33,206
Net realized gain on forward foreign currency contracts	3,401,766
Net Realized Gain	697,668
Net change in unrealized appreciation on investments and foreign currency translations	19,957,960
Net change in unrealized depreciation on interest rate swaps	(846,505)
Net change in unrealized depreciation on forward foreign currency contracts	(16,624,457)
Net Change in Unrealized Appreciation	2,486,998
Net Realized and Unrealized Gain	3,184,666
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,221,659
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Templeton Global Bond Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$7,036,993	$9,347,576
Net realized gain (loss)	697,668	(28,515,326)
Net change in unrealized appreciation	2,486,998	30,662,747
Net Increase in Net Assets Resulting from Operations	10,221,659	11,494,997
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(481,872)
Institutional Class	-	(2,419,279)
From return of capital	0	(2,901,151)
From net investment income
Investor Class	(935,794)	(388,352)
Institutional Class	(5,596,697)	(1,608,302)
From net investment income	(6,532,491)	(1,996,654)
Total Distributions	(6,532,491)	(4,897,805)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,416,263	17,498,458
Institutional Class	42,770,300	75,643,898
Shares issued in reinvestment of distributions
Investor Class	935,794	870,224
Institutional Class	5,596,697	4,027,581
Shares redeemed
Investor Class	(12,053,196)	(35,831,434)
Institutional Class	(31,989,377)	(88,016,010)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,676,481	(25,807,283)
Total Increase (Decrease) in Net Assets	18,365,649	(19,210,091)
NET ASSETS:
Beginning of Period	352,283,998	371,494,089
End of Period(a)	$370,649,647	$352,283,998
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,104,486	2,174,318
Institutional Class	4,582,746	8,595,130
Shares issued in reinvestment of distributions
Investor Class	111,008	111,140
Institutional Class	603,092	468,868
Shares redeemed
Investor Class	(1,420,525)	(4,460,885)
Institutional Class	(3,426,567)	(9,950,347)
Net Increase (Decrease)	1,554,240	(3,061,776)
(a) Including overdistributed net investment income:	$(26,218,313)	$(26,722,815)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 8.34	0.15	0.18	0.33	-	(0.26)	-	(0.26)	$8.41	2.67% (d)
12/31/2016	$ 8.21	0.19	0.12	0.31	(0.07)	(0.11)	-	(0.18)	$8.34	2.97%
12/31/2015	$ 9.03	0.14	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
12/31/2014	$ 9.58	0.18	(0.17)	0.01	-	(0.44)	(0.12)	(0.56)	$9.03	0.15%
12/31/2013	$ 9.75	0.14	(0.09)	0.05	-	(0.15)	(0.07)	(0.22)	$9.58	0.55%
12/31/2012	$ 9.04	0.23	1.08	1.31	-	(0.51)	(0.09)	(0.60)	$9.75	14.76%
Institutional Class
06/30/2017(Unaudited)	$ 9.16	0.19	0.19	0.38	-	(0.28)	-	(0.28)	$9.26	3.01% (d)
12/31/2016	$ 8.98	0.24	0.13	0.37	(0.07)	(0.12)	-	(0.19)	$9.16	3.29%
12/31/2015 (e)	$10.00	0.27	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 52,850	1.24% (g)	1.21% (g)	3.64% (g)	87% (d)
12/31/2016	$ 54,085	1.30%	1.30%	2.32%	50%
12/31/2015	$ 71,085	1.30%	1.30%	1.55%	49%
12/31/2014	$384,235	1.30%	1.30%	1.89%	28%
12/31/2013	$349,313	1.30%	1.30%	1.45%	34%
12/31/2012	$279,326	1.30%	1.30%	2.44%	32%
Institutional Class
06/30/2017 (Unaudited)	$317,799	0.87% (g)	0.85% (g)	4.01% (g)	87% (d)
12/31/2016	$298,199	0.95%	0.95%	2.66%	50%
12/31/2015 (e)	$300,409	0.95% (g)	0.95% (g)	4.26% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2017

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2017

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$317,456,899
Gross unrealized appreciation on investments	17,724,018
Gross unrealized depreciation on investments	(8,637,106)
Net unrealized appreciation on investments	$9,086,912
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

Semi-Annual Report - June 30, 2017

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $358,811,001 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as expense or income on a net basis.
The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $82,957,143 in interest rate swaps for the reporting period.

Semi-Annual Report - June 30, 2017

Valuation of derivative investments as of June 30, 2017 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Net unrealized appreciation	$(846,505)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$3,683,793	Unrealized depreciation on forward foreign currency contracts	$(6,949,487)
(a)Includes cumulative depreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$ 33,206	Net change in unrealized depreciation on interest rate swaps	$(846,505)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$3,401,766	Net change in unrealized depreciation on forward foreign currency contracts	$(16,624,457)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$3,683,793	$(2,727,482)	$—	$—	$ 956,311
Derivative Liabilities (forward contracts)	$6,949,487	$(2,727,482)	$—	$—	$4,222,005
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.58% of the Fund’s average daily net assets up to $1 billion dollars, 0.53% of the Fund’s average daily net assets over $1 billion dollars and 0.48% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the

Semi-Annual Report - June 30, 2017

Fund, excluding shareholder service fees and various other expenses, of 0.66% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $212,609,294 and $202,828,925, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2017.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Templeton Global Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”),1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the second, second, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods ended December 31, 2016. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to other retail products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other retail products were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017